Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Jul. 29, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Golden Bull Ltd
Entity Central Index Key	0001710350
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	001-38421
Entity Incorporation State Country Code	E9
Entity Common Stock, Shares Outstanding		43,699,185
Document Annual report	true
Document Transition Report	false
Document Shell Company Report	false